UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6489

Dreyfus Florida Intermediate Municipal Bond Fund

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/05

FORM N-Q
Item 1. Schedule of Investments.
Dreyfus Florida Intermediate Municipal Bond Fund
Statement of Investments
September 30, 2005 (Unaudited)
	Principal
Long-Term Municipal Investments--98.0%	Amount ($)		Value ($)

Florida--90.9%

Boynton Beach, Utility Systems Revenue
5.375%, 11/1/2006 (Insured; FGIC)	1,000,000	a	1,045,910

Brevard County Health Facilities Authority, Revenue
(Holmes Regional Medical Center)
5.30%, 10/1/2007 (Insured; MBIA)	3,000,000		3,092,400

Brevard County Housing Finance Authority, MFHR
(Windover Oaks) 6.90%, 2/1/2007 (Collateralized; FNMA)	2,000,000		2,039,640

Broward County, Water and Sewer Utility Revenue
5%, 10/1/2021	2,000,000		2,130,420

Broward County School Board, COP:
5.375%, 7/1/2011 (Insured; FSA)	4,370,000	a	4,818,493
5.50%, 7/1/2011 (Insured; FSA)	4,715,000	a	5,268,305

Capital Projects Finance Authority, Student Housing
Revenue (Capital Projects Loan Program)
5.50%, 10/1/2016 (Insured; MBIA)	4,285,000		4,608,732

Charlotte County, Utility Revenue
5.40%, 10/1/2008 (Insured; FGIC)	1,210,000		1,262,030

Clay County Housing Finance Authority, Revenue
(Multi-County Program) 4.85%, 10/1/2011
(Collateralized: FNMA and GNMA)	755,000		782,497

Cocoa, Water and Sewer Revenue
5.50%, 10/1/2023 (Insured; AMBAC)	3,310,000		3,838,309

Dade County:
Special Obligation Revenue:
(Solid Waste System)
6%, 10/1/2006 (Insured; AMBAC)	2,565,000		2,642,899
Zero Coupon, 10/1/2010 (Insured; AMBAC)	6,825,000		5,673,418
Water and Sewer Systems Revenue
6.25%, 10/1/2011 (Insured; FGIC)	2,115,000		2,431,150

Florida Board of Education:
Capital Outlay (Public Education):
5.50%, 6/1/2006	5,725,000	a	5,882,437
5.50%, 6/1/2010	5,000,000	a	5,523,800
Lottery Revenue:
5.25%, 7/1/2018 (Insured; FGIC)	9,330,000		10,108,402
5.25%, 7/1/2018 (Insured; FGIC)	2,500,000		2,740,100
5.25%, 7/1/2019 (Insured; FGIC)	3,675,000		3,981,605

Florida Department of Environmental Protection, Revenue:
5.75%, 7/1/2009 (Insured; FGIC)	5,100,000	5,559,000
(Florida Forever) 5.375%, 7/1/2017 (Insured; MBIA)	3,450,000	3,813,802

Florida Municipal Loan Council, Revenue
(North Miami Beach Water)
5.375%, 8/1/2018 (Insured; MBIA)	1,990,000	2,196,841

Florida Municipal Power Agency, Revenue
(Stanton II) 5.50%, 10/1/2015 (Insured; AMBAC)	3,635,000	4,038,958

Florida Ports Financing Commission, Revenue
(Transportation Trust Fund - Intermodal Program)
5.50%, 10/1/2016 (Insured; FGIC)	1,745,000	1,864,847

Florida Turnpike Authority, Turnpike Revenue
(Department of Transportation)
5.25%, 7/1/2023	1,945,000	2,089,319

Florida Water Pollution Control Financing Corp.,
Water Pollution Control Revenue 5.25%, 1/15/2021	2,545,000	2,768,400

Halifax Hospital Medical Center, HR
5%, 10/1/2010 (Insured; MBIA)	1,750,000	1,842,260

Hialeah Gardens, IDR (Waterford Convalescent)
7.875%, 12/1/2007	395,000	395,332

Hillsborough County, Utility Revenue:
Zero Coupon, 8/1/2006 (Insured; MBIA)	5,000,000	4,880,550
5.50%, 8/1/2014 (Insured; AMBAC)	3,205,000	3,629,054

Hillsborough County Industrial Development Authority,
HR (Tampa General Hospital) 5.25%, 10/1/2015	3,000,000	3,199,620

Hillsborough County School Board, COP
5%, 7/1/2016 (Insured; MBIA)	2,625,000	2,789,377

Jacksonville, Revenue:
Guaranteed Entitlement
(Refunding and Improvement)
5.375%, 10/1/2016 (Insured; FGIC)	3,080,000	3,398,718
Sales Tax:
5.50%, 10/1/2014 (Insured; AMBAC)	1,500,000	1,655,430
5.50%, 10/1/2015 (Insured; AMBAC)	1,500,000	1,655,610
(River City Renaissance)
5.125%, 10/1/2018 (Insured; FGIC)	2,500,000	2,548,225

Lakeland, Electric and Water Revenue 5.90%, 10/1/2007	2,385,000	2,518,226

Lee County, Transportation Facilities Revenue
5.50%, 10/1/2015 (Insured; AMBAC)	2,500,000	2,759,350

Martin County, Utility System Revenue:
5.50%, 10/1/2012 (Insured; FGIC)	1,065,000		1,194,866
5.50%, 10/1/2013 (Insured; FGIC)	1,485,000		1,673,075

Miami
Homeland Defense/Neighborhood
5.50%, 1/1/2016 (Insured; MBIA)	3,000,000		3,301,440

Miami-Dade County, Public Service Tax Revenue
(Umsa Public Improvements)
5.50%, 4/1/2016 (Insured; AMBAC)	2,190,000		2,417,979

Miami-Dade County School Board, COP
5.25%, 8/1/2008 (Insured; AMBAC)	2,500,000		2,642,100

Northern Palm Beach County Improvement District
(Water Control and Improvement Unit Development)
5.75%, 8/1/2009	875,000	a	925,146

Orange County, Tourist Development Tax Revenue
5%, 10/1/2015 (Insured; AMBAC)	1,010,000		1,069,802

Orange County Health Facilities Authority, HR
(Orlando Regional Healthcare)
6.25%, 10/1/2011 (Insured; MBIA)	1,770,000		2,040,279

Orlando Utilities Commission,
Water and Electric Revenue:
5.80%, 10/1/2006	6,030,000		6,204,448
5.80%, 10/1/2007	1,175,000		1,238,885

Palm Beach County, Revenue:
Criminal Justice Facilities
5.375%, 6/1/2010 (Insured; FGIC)	1,825,000		1,990,016
Public Improvement (Convention Center)
5.50%, 11/1/2011 (Insured; FGIC)	1,785,000	a	1,986,866

Palm Beach County School Board, COP:
6%, 8/1/2010 (Insured; FGIC)	4,000,000	a	4,515,360
5.50%, 8/1/2012 (Insured; FSA)	4,910,000	a	5,485,747

Palm Beach County Solid Waste Authority, Revenue
5.50%, 10/1/2006 (Insured; AMBAC)	3,000,000		3,075,480

Pembroke Pines, GO
4.25%, 9/1/2025 (Insured; MBIA)	1,530,000		1,484,483

Saint Lucie County, Sales Tax Revenue
(Refunding and Improvement)
5.25%, 10/1/2022 (Insured; MBIA)	2,140,000		2,340,047

Tampa:
Cigarette Tax Allocation (H Lee Moffitt Cancer)
5%, 3/1/2008 (Insured; AMBAC)	2,000,000		2,089,200
Utility Tax and Special Revenue
5.25%, 10/1/2021 (Insured; AMBAC)	1,000,000		1,089,020

Tampa Bay, Water Utility Systems Revenue
5.125%, 10/1/2008 (Insured; FGIC)	3,205,000	a	3,418,453

Tampa-Hillsborough County Expressway Authority, Revenue
4.25%, 7/1/2026 (Insured; AMBAC)	4,500,000		4,326,120

Volusia County School Board, Sales Tax Revenue
5.375%, 10/1/2015 (Insured; FSA)	4,000,000		4,413,920

U.S. Related--7.1%

Children's Trust Fund of Puerto Rico, Tobacco Settlement
Revenue, Asset Backed Bonds:
5.75%, 7/1/2010	1,000,000	a	1,107,600
5.75%, 7/1/2010	3,000,000	a	3,322,800

Puerto Rico Commonwealth Highway and
Transportation Authority, Revenue:
Highway 5.50%, 7/1/2013 (Insured; MBIA)	2,500,000		2,805,050
Transportation 5.25%, 7/1/2012 (Insured; MBIA)	2,440,000		2,595,355

Puerto Rico Public Buildings Authority, Guaranteed Revenue
(Government Facilities) 5.25%, 7/1/2020 (Insured; XLCA)	2,000,000		2,249,040

Virgin Islands Public Finance Authority, Revenue
5.625%, 10/1/2010	2,000,000		2,096,140

Total Investments (cost $185,619,278)	98.0%		194,572,183

Cash and Receivables (Net)	2.0%		4,064,601

Net Assets	100.0%		198,636,784

Notes to Statement of Investments:

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b At September 30, 2005, 25.0% of the fund's net assets are insured by FGIC.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Florida Intermediate Municipal Bond Fund
By:	/s/Stephen E. Canter
Stephen E. Canter
President

Date:	November 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	November 22, 2005

By:	/s/James Windels
James Windels
Chief Financial Officer

Date:	November 22, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)